As filed with the Securities and Exchange Commission on June 30, 2015

Securities Act File No. 033-40823

Investment Company Act No. 811-06318

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1933

Post-effective Amendment No. 66	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Post-effective Amendment No. 66	☒

(Check appropriate box or boxes)

Consulting Group Capital Markets Funds

2000 Westchester Avenue

Purchase, NY 10577

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(888) 454-3965

CT Corp

155 Federal Street Suite 700

Boston, MA 02110

(Name and Address of Agent for Service)

Continuous

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 30, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(3)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A for Consulting Group Capital Markets Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying, until July 30, 2015, the effectiveness of Post-Effective Amendment No. 65 (“PEA No. 65”), which was filed with the Commission via EDGAR Accession No. 0001193125-15-135956 on April 17, 2015, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 65 by means of this filing, Parts A, B and C of PEA No. 65 are incorporated herein by reference.

PART A — PROSPECTUS

The Prospectus for the Trust’s Global Investment Solutions Global Concentrated Investments Fund and the Trust’s Global Investment Solutions U.S. All Cap Equity Investments Fund is incorporated herein by reference to Part A of PEA No. 65.

PART B — STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Trust’s Global Investment Solutions Global Concentrated Investments Fund and the Trust’s Global Investment Solutions U.S. All Cap Equity Investments Fund is incorporated herein by reference to Part B of PEA No. 65.

PART C — OTHER INFORMATION

The Part C for the Trust’s Global Investment Solutions Global Concentrated Investments Fund and the Trust’s Global Investment Solutions U.S. All Cap Equity Investments Fund is incorporated herein by reference to the Part C of PEA No. 65.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended and has duly caused this Post-Effective Amendment No. 66 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 30th day of June, 2015.

CONSULTING GROUP CAPITAL MARKETS FUNDS

By:	/s/ James J. Tracy
James J. Tracy, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ James J. Tracy	Trustee and Chief Executive Officer	June 30, 2015
James J. Tracy

/s/ Francis Smith	Chief Financial Officer	June 30, 2015
Francis Smith

	Trustee	June 30, 2015
Adela Cepeda**

	Trustee	June 30, 2015
W. Thomas Matthews*

	Trustee	June 30, 2015
Eric McKissack***

	Trustee	June 30, 2015
John J. Murphy*

	Trustee	June 30, 2015
Mark J. Reed*

*	Signed pursuant to power of attorney dated November 28, 2007.
**	Signed pursuant to a power of attorney dated October 6, 2008.
***	Signed pursuant to a power of attorney dated April 18, 2013.

/s/ Paul F. Gallagher
Paul F. Gallagher, Attorney-in-Fact Secretary	June 30, 2015